Business and Asset Acquisitions - Narrative (Details) shares in Thousands, $ in Thousands							2 Months Ended	3 Months Ended			4 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 23, 2019 USD ($) terminal location	Sep. 16, 2019 USD ($) terminal location installment_payment	Oct. 16, 2018 location	Aug. 01, 2018 location	Jul. 01, 2017 USD ($) location	Jun. 01, 2016 location	Dec. 31, 2018 USD ($) terminal location	Mar. 31, 2020 USD ($) terminal location	Mar. 31, 2019 USD ($) terminal location	Dec. 31, 2018 USD ($) terminal location	Dec. 31, 2019 USD ($) terminal location	Dec. 31, 2018 USD ($) terminal location	Dec. 31, 2018 USD ($) terminal location	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) terminal location installment_payment	Dec. 31, 2018 USD ($) terminal location shares	Dec. 31, 2017 USD ($)	Oct. 31, 2018 location	Sep. 01, 2018 location	Dec. 30, 2014 location
Business Acquisition [Line Items]
Number of video gaming terminals | terminal							7,649	11,164	7,935	7,649	10,499	7,649	7,649		10,499	7,649
Number of video gaming locations | location							1,686	2,353	1,740	1,686	2,312	1,686	1,686		2,312	1,686
Consideration transferred																$ 63,745
Contingent purchase consideration																5,350
Revenues									$ 112,476						$ 466,466	409,142	$ 467,676
Net (loss) income									5,169						(2,598)	16,098	26,535
Reduction in amortization of customer acquisition costs and location contracts acquired								$ (5,565)	$ (4,303)						(17,975)	(14,681)	$ (9,792)
Note payable																3,368
Grand River
Business Acquisition [Line Items]
Number of video gaming terminals | terminal		2,009
Number of video gaming locations | location		450
Consideration transferred		$ 113,714
Cash payment, before additional payment for working capital adjustment		100,000
Additional payment for working capital adjustment		6,600
Contingent purchase consideration		$ 7,136
Number of installment payments | installment_payment		2
Acquisition related costs															200
Revenues								12,300			$ 16,600
Net (loss) income								900			1,200
Grand River | Installment payment within 30 days following the one-year anniversary
Business Acquisition [Line Items]
Maximum amount to be paid for contingent consideration		$ 2,500						2,500
Contingent liability reversed								$ (2,500)
Grand River | Installment payment within 30 days following the three-year anniversary
Business Acquisition [Line Items]
Maximum amount to be paid for contingent consideration		$ 7,000
Quad B
Business Acquisition [Line Items]
Number of video gaming locations | location																			61
Consideration transferred																610
Contingent purchase consideration																0
Revenues												$ 100			300
Net (loss) income												100			100
Note payable																0
Skyhigh
Business Acquisition [Line Items]
Number of video gaming locations | location				23
Consideration transferred																14,210
Contingent purchase consideration																4,324
Revenues													$ 3,900		9,300
Net (loss) income													1,100		2,200
Contingent consideration, placed in operation period				5 years
Contingent consideration, percentage of adjusted net terminal income				18.44%
Contingent consideration, final payment ratio				1.75%
Fair value of contingent consideration							$ 4,500			$ 4,500	4,700	4,500	4,500		4,700	4,500
Note payable																0
Skyhigh | Payments made monthly
Business Acquisition [Line Items]
Contingent consideration, payment period				2 years
Skyhigh | Frequency of payments after the first two years
Business Acquisition [Line Items]
Contingent consideration, payment period				3 months
Skyhigh | Payments made every three years
Business Acquisition [Line Items]
Contingent consideration, payment period				3 years
G3
Business Acquisition [Line Items]
Number of video gaming locations | location			87
Consideration transferred																40,545
Contingent purchase consideration																1,026
Revenues										4,300					21,800
Net (loss) income										800					3,300
Contingent consideration, placed in operation period			3 years
Fair value of contingent consideration							1,000			1,000	3,100	1,000	1,000		3,100	1,000
Note payable																0
Mike’s Amusement
Business Acquisition [Line Items]
Number of video gaming locations | location			73
Consideration transferred																3,500
Contingent purchase consideration																0
Revenues										200					1,000
Net (loss) income										100					$ 400
Note payable																0
Family Amusement
Business Acquisition [Line Items]
Number of video gaming locations | location																		139
Consideration transferred																4,880
Contingent purchase consideration																0
Number of installment payments | installment_payment															3
Revenues							100								$ 400
Net (loss) income							100								200
Fair value of contingent consideration							3,400			3,400	3,100	3,400	3,400		3,100	3,400
Reduction in amortization of customer acquisition costs and location contracts acquired															(100)
Promissory note, due from 2019 to 2021															400
Promissory note, installment due in 2022															700
Promissory note, installment due in 2023															2,100
Note payable																3,368
Fair Share Gaming
Business Acquisition [Line Items]
Number of video gaming locations | location					125
Consideration transferred					$ 65,119
Contingent purchase consideration					$ 595
Revenues														$ 19,000	42,800	40,800
Net (loss) income														$ 3,300	7,800	7,000
Contingent consideration, placed in operation period					1 year
Contingent consideration, payment period					2 years
Fair value of contingent consideration							1,000			1,000	2,000	1,000	1,000		2,000	$ 1,000
Equity issued in business acquisition, value					$ 15,000
Issuance of common stock to seller					10,794
Shares received back which were previously issued (in shares) | shares																(3,956)
Contingent stock consideration					$ 3,675
Abraham
Business Acquisition [Line Items]
Number of video gaming locations | location						138
Contingent consideration, placed in operation period						2 years
Fair value of contingent consideration							200			200	100	200	200		100	$ 200
TAV Gaming
Business Acquisition [Line Items]
Number of video gaming locations | location																				32
Fair value of contingent consideration							$ 1,400			$ 1,400	$ 4,000	$ 1,400	$ 1,400		$ 4,000	$ 1,400
IGS
Business Acquisition [Line Items]
Number of video gaming terminals | terminal	139
Number of video gaming locations | location	29
Cash payment for asset acquisition	$ 2,400
Note payable	2,300
Video game terminals and equipment acquired	1,700
Location contracts acquired	$ 3,000
IGS | Notes Payable
Business Acquisition [Line Items]
Interest rate	5.00%